Employee benefit expense	12 Months Ended
Dec. 31, 2017
Classes Of Employee Benefits Expense [Abstract]
Employee benefit expense

16. Employee benefit expense

The following employee benefit expenses are included in cost of products and services sold, administration, exploration, research and development and property, plant and equipment:

	2017	2016

Wages and salaries	$331,521	$379,620
Statutory and company benefits	60,334	66,402
Expenses related to defined benefit plans [note 23]	5,208	5,128
Expenses related to defined contribution plans [note 23]	15,929	17,716
Equity-settled share-based compensation [note 22]	18,433	19,305
Cash-settled share-based compensation [note 22]	134	(822)

Total	$431,559	$487,349